Restructuring and Related Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 5,632	$ 1,597	$ 9,922
Restructuring Amounts Recovered			8,100
Accrued Liabilities
Restructuring and Related Activities [Abstract]
Restructuring Reserve	900	700	3,000
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	900	$ 700	$ 3,000
Other Noncurrent Liabilities
Restructuring and Related Activities [Abstract]
Restructuring Reserve	600
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 600